UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 25.2%
Communications Equipment - 3.0%
Cisco Systems, Inc.	164,700	$5,304,987
Nokia Oyj (Sponsored ADR)-Class A	2,263,380	13,987,688

		19,292,675

Internet Software & Services - 0.4%
Alphabet, Inc.-Class C (a)	2,820	2,648,911

IT Services - 1.5%
Booz Allen Hamilton Holding Corp.	273,080	9,314,759

Semiconductors & Semiconductor Equipment - 5.4%
Intel Corp.	713,885	25,035,947
Texas Instruments, Inc.	106,450	8,816,189

		33,852,136

Software - 5.3%
Microsoft Corp.	312,890	23,394,785
Oracle Corp.	204,530	10,293,995

		33,688,780

Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	83,900	13,759,600
HP, Inc.	1,311,040	25,014,643
Xerox Corp.	675,095	21,785,316

		60,559,559

		159,356,820

Financials - 15.5%
Banks - 6.8%
Bank of America Corp.	306,220	7,315,596
JPMorgan Chase & Co.	129,070	11,731,172
PNC Financial Services Group, Inc. (The)	45,620	5,721,204
Wells Fargo & Co.	351,080	17,929,656

		42,697,628

Capital Markets - 0.3%
FS Investment Corp. (b)	272,980	2,197,489

Consumer Finance - 0.4%
Capital One Financial Corp.	31,333	2,494,420

Insurance - 8.0%
American International Group, Inc.	205,880	12,451,622
First American Financial Corp.	336,910	16,528,805
FNF Group	237,530	11,458,447
Marsh & McLennan Cos., Inc.	38,880	3,035,750
Old Republic International Corp.	365,250	6,972,623

		50,447,247

		97,836,784

Consumer Staples - 12.5%
Beverages - 1.4%
PepsiCo, Inc.	78,720	9,110,266

Company	Shares	U.S. $ Value
Household Products - 3.1%
Kimberly-Clark Corp.	83,950	$10,350,196
Procter & Gamble Co. (The)	96,290	8,884,678

		19,234,874

Tobacco - 8.0%
Altria Group, Inc.	336,530	21,336,002
British American Tobacco PLC (Sponsored ADR)	147,150	9,140,958
Philip Morris International, Inc.	172,880	20,214,858

		50,691,818

		79,036,958

Health Care - 10.8%
Biotechnology - 2.6%
Gilead Sciences, Inc.	193,040	16,159,378

Pharmaceuticals - 8.2%
Johnson & Johnson	121,320	16,059,128
Merck & Co., Inc.	166,530	10,634,606
Pfizer, Inc.	583,720	19,799,783
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	339,800	5,389,228

		51,882,745

		68,042,123

Consumer Discretionary - 10.3%
Auto Components - 0.6%
Magna International, Inc. (New York)-Class A	79,660	3,831,646

Automobiles - 1.7%
Ford Motor Co.	798,520	8,807,676
General Motors Co.	45,000	1,644,300

		10,451,976

Hotels, Restaurants & Leisure - 3.9%
Brinker International, Inc.	46,000	1,436,120
International Game Technology PLC	266,430	5,427,179
McDonald’s Corp.	111,680	17,865,450

		24,728,749

Media - 2.4%
Comcast Corp.-Class A	164,640	6,686,030
Omnicom Group, Inc.	38,040	2,753,335
Regal Entertainment Group-Class A (b)	406,580	6,005,187

		15,444,552

Multiline Retail - 0.7%
Kohl’s Corp.	42,000	1,670,760
Target Corp.	51,610	2,814,293

		4,485,053

Specialty Retail - 1.0%
Home Depot, Inc. (The)	40,770	6,110,200

		65,052,176

Company	Shares	U.S. $ Value
Industrials - 7.4%
Aerospace & Defense - 4.3%
Boeing Co. (The)	20,200	$4,841,132
Lockheed Martin Corp.	47,330	14,454,108
Raytheon Co.	45,290	8,243,233

		27,538,473

Commercial Services & Supplies - 0.4%
Waste Management, Inc.	30,670	2,364,964

Electrical Equipment - 2.7%
Eaton Corp. PLC	235,560	16,903,786

		46,807,223

Energy - 6.8%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	25,000	1,587,750

Oil, Gas & Consumable Fuels - 6.6%
Exxon Mobil Corp.	142,650	10,888,474
Marathon Petroleum Corp.	172,340	9,039,233
Occidental Petroleum Corp.	26,500	1,582,050
Royal Dutch Shell PLC (Sponsored ADR) (b)	355,330	20,122,338

		41,632,095

		43,219,845

Utilities - 5.6%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	122,680	9,032,928
Edison International	39,520	3,168,714
Exelon Corp.	51,110	1,935,536
Portland General Electric Co.	115,910	5,506,884

		19,644,062

Multi-Utilities - 2.5%
NiSource, Inc.	438,140	11,772,822
Public Service Enterprise Group, Inc.	91,990	4,308,811

		16,081,633

		35,725,695

Materials - 2.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	111,380	3,228,906
LyondellBasell Industries NV-Class A	104,290	9,447,631

		12,676,537

Containers & Packaging - 0.5%
Bemis Co., Inc.	71,880	3,062,807

		15,739,344

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	100,990	3,783,085
Verizon Communications, Inc.	71,570	3,433,213

		7,216,298

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (a)	75,930	$4,913,430

		12,129,728

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Mid-America Apartment Communities, Inc.	64,610	6,878,381

Total Common Stocks (cost $509,762,889)		629,825,077

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d)(e) (cost $880,823)	880,823	880,823

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $510,643,712)		630,705,900

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d)(e) (cost $22,766,709)	22,766,709	22,766,709

Total Investments - 103.3% (cost $533,410,421) (f)		653,472,609
Other assets less liabilities - (3.3)%		(20,880,129)

Net Assets - 100.0%		$632,592,480

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $137,448,754 and gross unrealized depreciation of investments was $(17,386,566), resulting in net unrealized appreciation of $120,062,188.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund, Inc.

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$629,825,077		$	– 0	–	$	– 0	–	$629,825,077
Short-Term Investments	880,823			– 0	–		– 0	–	880,823
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,766,709			– 0	–		– 0	–	22,766,709

Total Investments in Securities	653,472,609			– 0	–		– 0	–	653,472,609
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$653,472,609		$	– 0	–	$	– 0	–	$653,472,609

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$0	$171,355	$170,474	$881	$5
Government Money Market*	15,633	321,683	314,549	22,767	130

Total	$15,633	$493,038	$485,023	$23,648	$135

*	Investments of cash collateral for securities lending transactions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 23, 2017